SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Leases
2022	$ 240,505
2023	246,569
2024	264,105
2025	264,556
2026	271,226
Thereafter	244,817
Total future minimum lease payments	1,531,778
Less: imputed interest	236,915
Total	$ 1,294,863	$ 1,373,015